UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09987

Investment Company Act File Number

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating Rate Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 90.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.3%
Accudyne Industries, LLC
Term Loan, 4.23%, Maturing December 13, 2019		8,708	$8,696,176
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.71%, Maturing June 1, 2024		4,325	4,379,136
IAP Worldwide Services, Inc.
Revolving Loan, 1.37%, Maturing July 18, 2018(2)		5,347	5,311,801
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,176	5,778,148
TransDigm, Inc.
Term Loan, 4.29%, Maturing February 28, 2020		28,535	28,670,120
Term Loan, 4.29%, Maturing June 4, 2021		33,853	34,025,786
Term Loan, 4.23%, Maturing June 9, 2023		28,840	29,029,215
Wesco Aircraft Hardware Corp.
Term Loan, 4.24%, Maturing October 4, 2021		12,513	12,502,077

			$128,392,459

Automotive — 2.0%
American Axle and Manufacturing, Inc.
Term Loan, 3.49%, Maturing April 6, 2024		38,635	$38,630,732
CS Intermediate Holdco 2, LLC
Term Loan, 3.55%, Maturing October 26, 2023		6,365	6,388,267
Dayco Products, LLC
Term Loan, 6.23%, Maturing May 19, 2023		11,725	11,812,938
FCA US, LLC
Term Loan, 3.23%, Maturing December 31, 2018		10,000	10,053,750
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, Maturing April 15, 2021		45,293	45,580,308
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.23%, Maturing April 30, 2019		16,217	16,294,712
Horizon Global Corporation
Term Loan, 5.73%, Maturing June 30, 2021		5,974	6,026,224
Sage Automotive Holdings, Inc.
Term Loan, 6.23%, Maturing October 27, 2022		10,572	10,651,164
TI Group Automotive Systems, LLC
Term Loan, 3.75%, Maturing June 30, 2022	EUR	7,885	9,435,841
Term Loan, 3.98%, Maturing June 30, 2022		21,800	21,895,683
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing March 7, 2024		17,820	17,890,075
Visteon Corporation
Term Loan, 3.55%, Maturing March 24, 2024		2,500	2,515,625

			$197,175,319

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.48%, Maturing March 20, 2024		5,636	$5,711,610

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flavors Holdings, Inc.
Term Loan, 7.05%, Maturing April 3, 2020		10,824	$10,229,034
Term Loan - Second Lien, 11.30%, Maturing October 3, 2021		3,000	2,250,000

			$18,190,644

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		11,023	$11,201,804
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		34,278	33,913,572
Salient Partners L.P.
Term Loan, 9.80%, Maturing May 19, 2021		9,077	8,805,054

			$53,920,430

Building and Development — 2.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.73%, Maturing October 31, 2023		32,045	$32,257,721
Auction.com, LLC
Term Loan, 6.24%, Maturing May 12, 2019		12,781	12,892,645
Capital Automotive L.P.
Term Loan, 4.24%, Maturing March 24, 2024		5,000	5,053,750
CPG International, Inc.
Term Loan, 5.05%, Maturing May 3, 2024		15,592	15,653,823
DTZ U.S. Borrower, LLC
Term Loan, 4.49%, Maturing November 4, 2021		30,585	30,741,638
HD Supply Waterworks Ltd.
Term Loan, Maturing August 1, 2024(4)		8,525	8,596,934
Henry Company, LLC
Term Loan, 5.73%, Maturing October 5, 2023		7,501	7,641,190
PCF GmbH
Term Loan, Maturing March 30, 2024(4)	EUR	8,625	10,320,886
Ply Gem Industries, Inc.
Term Loan, 4.30%, Maturing February 1, 2021		8,323	8,380,666
Quikrete Holdings, Inc.
Term Loan, 3.98%, Maturing November 15, 2023		36,094	36,206,418
RE/MAX International, Inc.
Term Loan, 4.05%, Maturing December 15, 2023		21,697	21,832,678
Realogy Corporation
Term Loan, 3.23%, Maturing July 20, 2021		4,937	4,942,880
Term Loan, 3.48%, Maturing July 20, 2022		10,959	11,041,068
Summit Materials Companies I, LLC
Term Loan, 3.98%, Maturing July 17, 2022		7,620	7,700,457
Werner Co.
Term Loan, 7.25%, Maturing June 23, 2024		6,175	6,198,156
WireCo WorldGroup, Inc.
Term Loan, 6.70%, Maturing September 30, 2023		7,970	8,049,485

			$227,510,395

Business Equipment and Services — 8.0%
Acosta Holdco, Inc.
Term Loan, 4.48%, Maturing September 26, 2021		12,609	$11,574,438
AlixPartners, LLP
Term Loan, 4.30%, Maturing April 4, 2024		22,693	22,872,787

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Altisource Solutions S.a.r.l.
Term Loan, 4.73%, Maturing December 9, 2020		8,295	$7,362,154
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.51%, Maturing June 21, 2024		6,025	6,069,561
Camelot UK Holdco Limited
Term Loan, 4.73%, Maturing October 3, 2023		19,999	20,169,959
Cast and Crew Payroll, LLC
Term Loan, 4.80%, Maturing August 12, 2022		6,903	6,935,355
Change Healthcare Holdings, Inc.
Term Loan, 3.98%, Maturing March 1, 2024		77,082	77,574,288
Corporate Capital Trust, Inc.
Term Loan, 4.56%, Maturing May 20, 2019		17,584	17,837,087
CPM Holdings, Inc.
Term Loan, 5.48%, Maturing April 11, 2022		3,487	3,529,522
Crossmark Holdings, Inc.
Term Loan, 4.80%, Maturing December 20, 2019		35,762	25,882,751
DigitalGlobe, Inc.
Term Loan, 3.98%, Maturing January 15, 2024		8,209	8,238,252
Education Management, LLC
Revolving Loan, 3.58%, Maturing March 31, 2019(2)(3)		9,764	6,932,149
Term Loan, 5.80%, Maturing July 2, 2020(3)		5,464	3,879,335
Term Loan, 8.80%, Maturing July 2, 2020(3)		10,387	0
EIG Investors Corp.
Term Loan, 5.24%, Maturing February 9, 2023		50,732	51,217,928
Extreme Reach, Inc.
Term Loan, 7.55%, Maturing February 7, 2020		10,674	10,722,893
First Data Corporation
Term Loan, 3.23%, Maturing June 2, 2020		14,594	14,630,012
Term Loan, 3.48%, Maturing July 8, 2022		53,049	53,228,082
Garda World Security Corporation
Term Loan, 7.25%, Maturing May 24, 2024		21,764	22,008,698
Term Loan, 8.00%, Maturing May 24, 2024	CAD	10,000	8,025,817
Gartner, Inc.
Term Loan, 3.23%, Maturing March 20, 2022		2,963	2,979,164
Global Payments, Inc.
Term Loan, 3.23%, Maturing April 22, 2023		6,409	6,444,546
GTCR Valor Companies, Inc.
Term Loan, Maturing June 20, 2023(4)	EUR	3,000	3,542,523
Term Loan, Maturing June 20, 2023(4)		10,900	10,844,125
Hayward Industries, Inc.
Term Loan, Maturing July 18, 2024(4)		5,000	5,032,815
IG Investment Holdings, LLC
Term Loan, 5.30%, Maturing October 31, 2021		27,644	27,955,076
Information Resources, Inc.
Term Loan, 5.48%, Maturing January 18, 2024		16,135	16,280,790
ION Trading Finance Limited
Term Loan, 3.75%, Maturing August 11, 2023	EUR	11,937	14,322,018
Term Loan, 4.05%, Maturing August 11, 2023		13,172	13,122,379
J.D. Power and Associates
Term Loan, 5.55%, Maturing September 7, 2023		12,555	12,617,461
KAR Auction Services, Inc.
Term Loan, 3.56%, Maturing March 11, 2021		14,330	14,437,937

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kronos Incorporated
Term Loan, 4.68%, Maturing November 1, 2023		62,263	$62,994,972
Monitronics International, Inc.
Term Loan, 6.80%, Maturing September 30, 2022		22,924	23,204,434
PGX Holdings, Inc.
Term Loan, 6.49%, Maturing September 29, 2020		10,868	10,881,527
Prime Security Services Borrower, LLC
Term Loan, 3.98%, Maturing May 2, 2022		17,477	17,599,979
ServiceMaster Company
Term Loan, 3.73%, Maturing November 8, 2023		37,213	37,495,819
Spin Holdco, Inc.
Term Loan, 4.98%, Maturing November 14, 2022		38,137	38,156,986
Techem GmbH
Term Loan, Maturing July 31, 2024(4)	EUR	14,375	17,176,666
Tempo Acquisition, LLC
Term Loan, 4.23%, Maturing May 1, 2024		9,650	9,732,430
Tibco Software, Inc.
Term Loan, Maturing December 4, 2020(4)		6,100	6,152,423
TNS, Inc.
Term Loan, 5.24%, Maturing February 14, 2020		5,884	5,931,634
Trans Union, LLC
Term Loan, 3.73%, Maturing April 9, 2023		10,712	10,777,901
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.43%, Maturing September 2, 2021		27,653	27,729,191
Vestcom Parent Holdings, Inc.
Term Loan, 5.23%, Maturing December 19, 2023		13,156	13,189,272
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.48%, Maturing May 14, 2022		1,559	1,563,373

			$788,856,509

Cable and Satellite Television — 3.5%
Charter Communications Operating, LLC
Term Loan, 3.24%, Maturing July 1, 2020		2,487	$2,502,591
Term Loan, 3.24%, Maturing January 3, 2021		2,487	2,503,454
Term Loan, 3.48%, Maturing January 15, 2024		31,744	31,990,800
CSC Holdings, LLC
Term Loan, 3.48%, Maturing July 17, 2025		34,811	34,811,191
Numericable Group SA
Term Loan, 3.00%, Maturing July 31, 2025	EUR	9,978	11,864,313
Term Loan, 4.06%, Maturing July 31, 2025		20,648	20,648,250
Radiate Holdco, LLC
Term Loan, 4.23%, Maturing February 1, 2024		7,182	7,101,202
Telenet Financing USD, LLC
Term Loan, 3.98%, Maturing June 30, 2025		33,625	33,844,168
Term Loan, 3.00%, Maturing March 31, 2026	EUR	2,500	2,986,190
UPC Financing Partnership
Term Loan, 3.98%, Maturing April 15, 2025		27,525	27,700,472
Virgin Media Bristol, LLC
Term Loan, 3.98%, Maturing January 31, 2025		79,000	79,477,318
Virgin Media Investment Holdings Limited
Term Loan, 3.75%, Maturing January 31, 2026	GBP	14,475	19,220,666
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	22,850	27,240,649

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ziggo Secured Finance Partnership
Term Loan, 3.73%, Maturing April 15, 2025		42,375	$42,473,352

			$344,364,616

Chemicals and Plastics — 4.6%
Alpha 3 B.V.
Term Loan, 4.30%, Maturing January 31, 2024		5,650	$5,696,494
Aruba Investments, Inc.
Term Loan, 4.80%, Maturing February 2, 2022		3,864	3,876,494
Ashland, Inc.
Term Loan, 3.24%, Maturing May 24, 2024		6,325	6,367,169
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	12,910	15,525,384
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.30%, Maturing June 1, 2024		43,700	43,930,911
Caldic B.V.
Term Loan, 3.25%, Maturing June 27, 2024	EUR	1,500	1,793,458
Chemours Company (The)
Revolving Loan, 0.50%, Maturing May 12, 2020(2)		3,750	3,786,000
Term Loan, 3.00%, Maturing May 12, 2022	EUR	7,082	8,467,466
Emerald Performance Materials, LLC
Term Loan, 4.73%, Maturing August 1, 2021		5,304	5,354,245
Ferro Corporation
Term Loan, 2.75%, Maturing February 14, 2024	EUR	2,993	3,575,734
Term Loan, 3.73%, Maturing February 14, 2024		9,302	9,362,734
Flint Group GmbH
Term Loan, 4.31%, Maturing September 7, 2021		2,776	2,772,960
Flint Group US, LLC
Term Loan, 4.31%, Maturing September 7, 2021		16,795	16,774,138
Gemini HDPE, LLC
Term Loan, 4.31%, Maturing August 7, 2021		10,344	10,421,570
Huntsman International, LLC
Term Loan, 3.98%, Maturing October 1, 2021		8,139	8,194,452
Term Loan, 4.23%, Maturing April 1, 2023		18,461	18,602,646
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	15,019	17,908,026
Term Loan, 3.25%, Maturing April 1, 2024	EUR	48,208	57,467,832
Ineos US Finance, LLC
Term Loan, 4.01%, Maturing March 31, 2022		8,896	8,946,699
Term Loan, 4.01%, Maturing April 1, 2024		15,248	15,354,397
Kraton Polymers, LLC
Term Loan, 5.23%, Maturing January 6, 2022		24,576	24,846,002
Kronos Worldwide, Inc.
Term Loan, 4.30%, Maturing February 18, 2020		8,006	8,046,093
MacDermid, Inc.
Term Loan, 4.73%, Maturing June 7, 2020		5,306	5,356,978
Term Loan, 3.50%, Maturing June 7, 2023	EUR	3,242	3,870,515
Term Loan, 4.23%, Maturing June 7, 2023		29,283	29,494,551
Orion Engineered Carbons GmbH
Term Loan, 3.80%, Maturing July 25, 2021		7,295	7,322,009
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,813	5,741,192
OXEA Finance, LLC
Term Loan, 4.47%, Maturing January 15, 2020		4,441	4,399,808

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PQ Corporation
Term Loan, 5.56%, Maturing November 4, 2022		12,548	$12,662,855
Proampac PG Borrower, LLC
Term Loan, 5.20%, Maturing November 18, 2023		2,045	2,074,682
Solenis International L.P.
Term Loan, 4.45%, Maturing July 31, 2021		2,585	2,599,133
Sonneborn Refined Products B.V.
Term Loan, 4.98%, Maturing December 10, 2020		959	967,117
Sonneborn, LLC
Term Loan, 4.98%, Maturing December 10, 2020		5,433	5,480,330
Tata Chemicals North America, Inc.
Term Loan, 4.06%, Maturing August 7, 2020		5,654	5,657,015
Trinseo Materials Operating S.C.A.
Term Loan, 4.48%, Maturing November 5, 2021		4,116	4,162,305
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.80%, Maturing March 19, 2020		31,952	32,219,265
Unifrax Corporation
Term Loan, 5.05%, Maturing April 4, 2024		6,075	6,147,141
Univar, Inc.
Term Loan, 3.98%, Maturing July 1, 2022		15,882	15,991,311
Venator Materials Corporation
Term Loan, Maturing June 20, 2024(4)		4,325	4,349,328
Versum Materials, Inc.
Term Loan, 3.80%, Maturing September 29, 2023		5,831	5,892,891
Zep, Inc.
Term Loan, 5.23%, Maturing June 27, 2022		4,263	4,284,315

			$455,743,645

Clothing/Textiles — 0.1%
Samsonite International S.A.
Term Loan, 3.48%, Maturing August 1, 2023		10,940	$11,028,774

			$11,028,774

Conglomerates — 0.1%
Bestway UK Holdco Limited
Term Loan, 4.75%, Maturing October 6, 2021	GBP	276	$366,159
Penn Engineering & Manufacturing Corp.
Term Loan, 3.98%, Maturing May 30, 2024		2,850	2,864,250
SGB-SMIT Management GmbH
Term Loan, Maturing July 31, 2024(4)	EUR	6,713	8,064,032

			$11,294,441

Containers and Glass Products — 2.0%
Anchor Glass Container Corporation
Term Loan, 4.01%, Maturing December 7, 2023		5,647	$5,674,858
Berry Plastics Group, Inc.
Term Loan, 3.73%, Maturing October 1, 2022		14,960	15,033,193
Term Loan, 3.72%, Maturing January 19, 2024		7,481	7,521,776
BWAY Holding Company
Term Loan, 4.47%, Maturing April 3, 2024		15,925	15,996,328
Consolidated Container Company, LLC
Term Loan, 4.73%, Maturing May 22, 2024		4,300	4,335,475
Flex Acquisition Company, Inc.
Term Loan, 4.55%, Maturing December 29, 2023		37,107	37,403,856

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Horizon Holdings III SAS
Term Loan, 3.00%, Maturing October 29, 2022	EUR	20,625	$24,476,923
Libbey Glass, Inc.
Term Loan, 4.22%, Maturing April 9, 2021		10,768	9,839,160
Reynolds Group Holdings, Inc.
Term Loan, 4.23%, Maturing February 5, 2023		56,646	56,947,399
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.23%, Maturing March 13, 2022		23,935	24,107,079

			$201,336,047

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 5.79%, Maturing August 26, 2022		18,935	$19,147,648

			$19,147,648

Drugs — 3.6%
Alkermes, Inc.
Term Loan, 3.97%, Maturing September 25, 2021		19,272	$19,416,491
Amneal Pharmaceuticals, LLC
Term Loan, 4.80%, Maturing November 1, 2019		25,973	26,200,081
Arbor Pharmaceuticals, Inc.
Term Loan, 6.30%, Maturing July 5, 2023		30,530	31,025,788
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, Maturing April 29, 2024		52,775	53,646,738
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing March 29, 2024		16,012	16,116,612
Jaguar Holding Company II
Term Loan, 4.02%, Maturing August 18, 2022		68,808	69,334,016
Mallinckrodt International Finance S.A.
Term Loan, 4.05%, Maturing September 24, 2024		23,566	23,687,043
Patheon Holdings I B.V.
Term Loan, 4.50%, Maturing April 20, 2024		29,950	30,071,687
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.98%, Maturing April 1, 2022		81,068	82,644,279

			$352,142,735

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.94%, Maturing November 10, 2023		41,293	$41,644,741
Clean Harbors, Inc.
Term Loan, 3.23%, Maturing June 27, 2024		3,175	3,191,536
EnergySolutions, LLC
Term Loan, 6.99%, Maturing May 29, 2020		16,051	16,261,532
GFL Environmental, Inc.
Term Loan, 4.05%, Maturing September 29, 2023		14,370	14,440,223

			$75,538,032

Electronics/Electrical — 8.8%
Almonde, Inc.
Term Loan, 4.74%, Maturing June 13, 2024		29,525	$29,757,598
Answers Finance, LLC
Term Loan, 6.23%, Maturing April 15, 2021		3,512	3,441,925
Term Loan - Second Lien, 9.00%, Maturing September 15, 2021		4,680	4,586,586
Applied Systems, Inc.
Term Loan, 4.55%, Maturing January 25, 2021		8,582	8,656,703

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aptean, Inc.
Term Loan, 5.55%, Maturing December 20, 2022		18,379	$18,530,564
Term Loan - Second Lien, 10.80%, Maturing December 14, 2023		2,635	2,643,234
Avast Software B.V.
Term Loan, 4.55%, Maturing September 29, 2023		23,858	24,115,450
Campaign Monitor Finance Pty. Limited
Term Loan, 6.55%, Maturing March 18, 2021		13,169	12,603,915
CommScope, Inc.
Term Loan, 3.30%, Maturing December 29, 2022		10,371	10,420,760
CPI International, Inc.
Term Loan, Maturing July 25, 2024(4)		7,375	7,411,875
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, Maturing April 27, 2024		14,075	14,132,187
Cypress Semiconductor Corporation
Term Loan, 4.98%, Maturing July 5, 2021		11,296	11,377,060
Electrical Components International, Inc.
Term Loan, 6.05%, Maturing May 28, 2021		11,017	11,106,554
Electro Rent Corporation
Term Loan, 6.23%, Maturing January 19, 2024		13,184	13,319,714
Energizer Holdings, Inc.
Term Loan, 3.25%, Maturing June 30, 2022		8,383	8,443,230
Entegris, Inc.
Term Loan, 3.48%, Maturing April 30, 2021		3,797	3,827,752
Excelitas Technologies Corp.
Term Loan, 6.30%, Maturing October 31, 2020		13,228	13,236,507
Eze Castle Software, Inc.
Term Loan, 4.30%, Maturing April 6, 2020		9,654	9,726,234
Go Daddy Operating Company, LLC
Term Loan, 3.75%, Maturing April 3, 2018	EUR	12,500	14,852,996
Term Loan, 3.73%, Maturing February 15, 2024		57,313	57,603,581
Hyland Software, Inc.
Term Loan, 4.48%, Maturing July 1, 2022		26,775	27,048,048
Infoblox, Inc.
Term Loan, 6.23%, Maturing November 7, 2023		18,062	18,208,758
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	EUR	13,349	15,946,375
Term Loan, 4.05%, Maturing February 1, 2022		83,709	83,716,269
Informatica Corporation
Term Loan, 4.80%, Maturing August 5, 2022		47,858	48,012,850
Lattice Semiconductor Corporation
Term Loan, 5.47%, Maturing March 10, 2021		6,590	6,606,044
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.48%, Maturing May 17, 2024		19,659	19,659,279
MA FinanceCo., LLC
Term Loan, 3.81%, Maturing November 19, 2021		40,759	40,801,761
Term Loan, 3.98%, Maturing June 21, 2024		5,424	5,429,750
MH Sub I, LLC
Term Loan, 4.98%, Maturing July 8, 2021		25,829	26,119,932
MTS Systems Corporation
Term Loan, 4.48%, Maturing July 5, 2023		993	1,002,425
Renaissance Learning, Inc.
Term Loan, 5.05%, Maturing April 9, 2021		15,682	15,797,565
Term Loan - Second Lien, 8.30%, Maturing April 11, 2022		4,550	4,559,478

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rocket Software, Inc.
Term Loan, 5.55%, Maturing October 14, 2023	11,290	$11,423,753
Seattle Spinco, Inc.
Term Loan, 4.03%, Maturing June 21, 2024	36,626	36,668,440
SkillSoft Corporation
Term Loan, 5.98%, Maturing April 28, 2021	43,291	40,815,423
SS&C Technologies, Inc.
Term Loan, 3.48%, Maturing July 8, 2022	1,183	1,190,795
Term Loan, 3.48%, Maturing July 8, 2022	20,892	21,026,119
SurveyMonkey, Inc.
Term Loan, 5.80%, Maturing April 13, 2024	18,437	18,551,860
Switch Ltd.
Term Loan, 3.98%, Maturing June 20, 2024	2,850	2,873,156
Synchronoss Technologies, Inc.
Term Loan, 5.76%, Maturing January 19, 2024	8,204	8,204,437
Syncsort Incorporated
Term Loan, 6.55%, Maturing December 9, 2022	9,652	9,687,693
Uber Technologies
Term Loan, 5.23%, Maturing July 13, 2023	48,404	48,566,953
Veritas Bermuda Ltd.
Term Loan, 5.80%, Maturing January 27, 2023	19,642	19,834,344
VF Holding Corp.
Term Loan, 4.55%, Maturing June 30, 2023	32,341	32,502,772
Wall Street Systems Delaware, Inc.
Term Loan, 4.80%, Maturing August 26, 2023	11,256	11,322,513
Western Digital Corporation
Term Loan, 3.23%, Maturing April 29, 2021	3,000	3,017,250
Term Loan, 3.98%, Maturing April 29, 2023	13,937	14,062,375

		$872,450,842

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.48%, Maturing September 20, 2020	2,725	$2,738,137
Term Loan, 3.98%, Maturing March 20, 2022	61,556	61,883,047
Delos Finance S.a.r.l.
Term Loan, 3.55%, Maturing October 6, 2023	1,000	1,003,875

		$65,625,059

Financial Intermediaries — 3.5%
Americold Realty Operating Partnership L.P.
Term Loan, 4.98%, Maturing December 1, 2022	6,369	$6,449,873
Armor Holding II, LLC
Term Loan, 5.80%, Maturing June 26, 2020	12,546	12,624,459
Term Loan - Second Lien, 10.30%, Maturing December 26, 2020	6,200	6,223,250
Citco Funding, LLC
Term Loan, 4.23%, Maturing March 31, 2022	33,976	34,294,441
Clipper Acquisitions Corp.
Term Loan, 3.47%, Maturing February 6, 2020	5,944	5,970,319
Donnelley Financial Solutions, Inc.
Term Loan, 5.22%, Maturing September 30, 2023	7,159	7,250,491
Focus Financial Partners, LLC
Term Loan, 4.55%, Maturing July 3, 2024	12,450	12,582,281
Fortress Investment Group, LLC
Term Loan, 1.38%, Maturing June 14, 2022	13,225	13,404,781

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 23, 2022		36,342	$36,705,452
Geo Group, Inc. (The)
Term Loan, 3.48%, Maturing March 22, 2024		5,362	5,380,832
Guggenheim Partners, LLC
Term Loan, 3.98%, Maturing July 21, 2023		41,347	41,715,442
Harbourvest Partners, LLC
Term Loan, 3.80%, Maturing February 4, 2021		11,777	11,776,570
Jefferies Finance, LLC
Term Loan, Maturing July 26, 2024(4)		2,000	2,012,500
LPL Holdings, Inc.
Term Loan, 3.82%, Maturing March 11, 2024		15,012	15,120,284
MIP Delaware, LLC
Term Loan, 4.30%, Maturing March 9, 2020		3,107	3,118,895
NXT Capital, Inc.
Term Loan, 5.74%, Maturing November 22, 2022		25,631	26,079,644
Ocwen Financial Corporation
Term Loan, 6.23%, Maturing December 5, 2020		3,924	3,931,733
Quality Care Properties, Inc.
Term Loan, 6.48%, Maturing October 31, 2022		29,482	29,702,976
Sesac Holdco II, LLC
Term Loan, 4.48%, Maturing February 23, 2024		10,561	10,573,867
Virtus Investment Partners, Inc.
Term Loan, 4.95%, Maturing June 1, 2024		5,525	5,604,422
Walker & Dunlop, Inc.
Term Loan, 5.48%, Maturing December 11, 2020		11,650	11,766,933
Walter Investment Management Corp.
Term Loan, 4.98%, Maturing December 18, 2020		49,439	45,463,435

			$347,752,880

Food Products — 3.0%
American Seafoods Group, LLC
Term Loan, Maturing August 21, 2023(4)		3,825	$3,840,939
Blue Buffalo Company Ltd.
Term Loan, 3.23%, Maturing May 18, 2024		11,250	11,341,406
Del Monte Foods, Inc.
Term Loan, 4.43%, Maturing February 18, 2021		26,730	21,094,240
Dole Food Company, Inc.
Term Loan, 4.25%, Maturing April 6, 2024		19,175	19,304,163
High Liner Foods Incorporated
Term Loan, 4.54%, Maturing April 24, 2021		15,165	15,230,977
HLF Financing S.a.r.l.
Term Loan, 6.73%, Maturing February 15, 2023		16,853	17,081,192
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, Maturing July 2, 2022	EUR	4,500	5,396,279
Term Loan, 3.44%, Maturing July 2, 2022		25,018	25,159,043
JBS USA, LLC
Term Loan, 3.80%, Maturing October 30, 2022		66,448	65,949,815
Keurig Green Mountain, Inc.
Term Loan, 2.75%, Maturing March 3, 2021		8,791	8,802,163
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	12,305	12,027,971
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	7,939	617,925

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nature’s Bounty Co. (The)
Term Loan, 4.80%, Maturing May 5, 2023		40,819	$40,950,547
Term Loan, 5.25%, Maturing May 5, 2023	GBP	3,960	5,267,410
Nomad Foods Europe Midco Limited
Term Loan, 3.00%, Maturing April 18, 2024	EUR	6,800	8,156,266
Term Loan, 3.98%, Maturing April 18, 2024		6,650	6,718,581
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, Maturing February 2, 2024		8,159	8,203,214
Post Holdings, Inc.
Term Loan, 3.49%, Maturing May 24, 2024		18,450	18,545,128

			$293,687,259

Food Service — 2.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.51%, Maturing February 16, 2024		78,586	$78,602,400
Centerplate, Inc.
Term Loan, 4.97%, Maturing November 26, 2019		9,480	9,485,844
Landry’s, Inc.
Term Loan, 3.97%, Maturing October 4, 2023		31,403	31,461,885
Manitowoc Foodservice, Inc.
Term Loan, 4.23%, Maturing March 3, 2023		9,216	9,307,927
NPC International, Inc.
Term Loan, 4.73%, Maturing April 19, 2024		9,600	9,699,005
Pizza Hut Holdings, LLC
Term Loan, 3.23%, Maturing June 16, 2023		20,299	20,425,994
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.05%, Maturing May 14, 2020		3,960	3,988,876
TKC Holdings, Inc.
Term Loan, 5.48%, Maturing February 1, 2023		10,748	10,815,238
US Foods, Inc.
Term Loan, 3.99%, Maturing June 27, 2023		2,486	2,508,463
Weight Watchers International, Inc.
Term Loan, 4.53%, Maturing April 2, 2020		55,407	54,653,436

			$230,949,068

Food/Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 3.98%, Maturing August 25, 2021		14,850	$14,852,076
Term Loan, 4.29%, Maturing December 21, 2022		8,697	8,711,408
Term Loan, 4.25%, Maturing June 22, 2023		51,543	51,627,088
General Nutrition Centers, Inc.
Term Loan, 3.74%, Maturing March 4, 2019		6,410	6,206,913
Rite Aid Corporation
Term Loan - Second Lien, 5.99%, Maturing August 21, 2020		48,538	48,774,186
Supervalu, Inc.
Term Loan, 4.73%, Maturing June 8, 2024		2,618	2,613,528
Term Loan, 4.73%, Maturing June 8, 2024		4,364	4,355,880

			$137,141,079

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.98%, Maturing November 3, 2023		10,148	$10,224,425

			$10,224,425

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Health Care — 8.9%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	3,169	$3,203,410
ADMI Corp.
Term Loan, 5.03%, Maturing April 30, 2022	15,658	15,847,353
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	15,325	15,526,123
Alere, Inc.
Term Loan, 4.23%, Maturing June 18, 2020	1,543	1,543,978
Term Loan, 4.49%, Maturing June 18, 2022	34,378	34,479,974
Alliance Healthcare Services, Inc.
Term Loan, 4.48%, Maturing June 3, 2019	14,015	14,044,045
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.80%, Maturing August 4, 2021	7,172	7,216,456
Auris Luxembourg III S.a.r.l.
Term Loan, 4.30%, Maturing January 17, 2022	2,985	3,009,644
BioClinica, Inc.
Term Loan, 5.56%, Maturing October 20, 2023	10,851	10,701,478
CareCore National, LLC
Term Loan, 5.23%, Maturing March 5, 2021	31,942	32,401,603
CHG Healthcare Services, Inc.
Term Loan, 4.56%, Maturing June 7, 2023	24,339	24,645,409
Community Health Systems, Inc.
Term Loan, 3.96%, Maturing December 31, 2019	15,074	15,099,035
Term Loan, 4.21%, Maturing January 27, 2021	20,696	20,714,686
Concentra, Inc.
Term Loan, 4.21%, Maturing June 1, 2022	6,125	6,165,524
Convatec, Inc.
Term Loan, 3.80%, Maturing October 31, 2023	5,746	5,782,038
CPI Holdco, LLC
Term Loan, 5.30%, Maturing March 21, 2024	9,607	9,690,683
DJO Finance, LLC
Term Loan, 4.48%, Maturing June 8, 2020	26,014	25,955,766
Envision Healthcare Corporation
Term Loan, 4.30%, Maturing December 1, 2023	74,500	75,039,825
Equian, LLC
Term Loan, 4.93%, Maturing May 20, 2024	3,537	3,585,395
Term Loan, 5.01%, Maturing May 20, 2024(2)	1,088	1,103,199
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.98%, Maturing October 28, 2023	19,056	19,227,504
GHX Ultimate Parent Corporation
Term Loan, 4.55%, Maturing May 31, 2024	7,500	7,556,250
Greatbatch Ltd.
Term Loan, 4.73%, Maturing October 27, 2022	14,737	14,827,213
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.44%, Maturing January 31, 2025	41,122	41,367,271
HCA, Inc.
Term Loan, 3.48%, Maturing February 15, 2024	1,496	1,508,540
Iasis Healthcare, LLC
Term Loan, 5.30%, Maturing February 16, 2021	15,021	15,139,037
Immucor, Inc.
Term Loan, 6.24%, Maturing June 15, 2021	1,500	1,519,688

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
INC Research, LLC
Term Loan, Maturing June 27, 2024(4)	5,250	$5,284,456
Indivior Finance S.a.r.l.
Term Loan, 7.32%, Maturing December 19, 2019	10,477	10,634,534
inVentiv Health, Inc.
Term Loan, 4.95%, Maturing November 9, 2023	37,771	37,899,568
Kindred Healthcare, Inc.
Term Loan, 4.81%, Maturing April 9, 2021	30,460	30,523,753
Kinetic Concepts, Inc.
Term Loan, 4.55%, Maturing February 2, 2024	27,850	27,873,199
KUEHG Corp.
Term Loan, 5.05%, Maturing August 13, 2022	22,347	22,500,210
Medical Depot Holdings, Inc.
Term Loan, 6.80%, Maturing January 3, 2023	7,308	6,718,333
Medical Solutions, LLC
Term Loan, 5.49%, Maturing June 9, 2024	5,075	5,125,750
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	8,524	8,353,845
MPH Acquisition Holdings, LLC
Term Loan, 4.30%, Maturing June 7, 2023	42,951	43,170,546
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	6,197	6,073,202
National Mentor Holdings, Inc.
Term Loan, 4.30%, Maturing January 31, 2021	5,375	5,423,222
National Surgical Hospitals, Inc.
Term Loan, 4.73%, Maturing June 1, 2022	1,908	1,908,778
New Millennium Holdco, Inc.
Term Loan, 7.73%, Maturing December 21, 2020	3,304	2,015,557
Onex Carestream Finance L.P.
Term Loan, 5.27%, Maturing June 7, 2019	8,514	8,509,581
Opal Acquisition, Inc.
Term Loan, 5.30%, Maturing November 27, 2020	26,380	24,981,771
Ortho-Clinical Diagnostics, Inc.
Term Loan, 5.05%, Maturing June 30, 2021	38,821	38,918,353
Press Ganey Holdings, Inc.
Term Loan, 4.48%, Maturing October 21, 2023	10,920	11,002,026
Quintiles IMS Incorporated
Term Loan, 3.26%, Maturing March 7, 2024	26,692	26,934,134
RadNet, Inc.
Term Loan, 4.59%, Maturing June 30, 2023	14,125	14,219,591
Select Medical Corporation
Term Loan, 4.81%, Maturing March 6, 2024	17,481	17,688,637
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.23%, Maturing May 15, 2022	4,249	4,257,442
Stratose Intermediate Holdings II, LLC
Term Loan, 4.55%, Maturing January 21, 2022	2,500	2,509,375
Surgery Center Holdings, Inc.
Term Loan, Maturing June 6, 2024(4)	19,075	19,277,672
Team Health Holdings, Inc.
Term Loan, 3.98%, Maturing February 6, 2024	38,479	38,454,513
Tecomet, Inc.
Term Loan, 4.92%, Maturing May 2, 2024	8,725	8,779,531

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Anesthesia Partners, Inc.
Term Loan, 4.48%, Maturing June 23, 2024		13,425	$13,466,953
Vedici Groupe
Term Loan, 3.75%, Maturing October 31, 2022	EUR	8,500	10,165,623

			$879,571,282

Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 5.80%, Maturing June 30, 2024		12,300	$12,487,059
Serta Simmons Bedding, LLC
Term Loan, 4.77%, Maturing November 8, 2023		52,710	52,814,649

			$65,301,708

Industrial Equipment — 3.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		39,671	$38,926,802
Clark Equipment Company
Term Loan, 3.93%, Maturing May 18, 2024		24,913	25,099,407
Delachaux S.A.
Term Loan, 4.80%, Maturing October 28, 2021		8,151	8,191,522
Dragon Merger Sub, LLC
Term Loan, 5.31%, Maturing July 12, 2024		9,525	9,655,969
Term Loan, 4.50%, Maturing July 31, 2024	EUR	2,704	3,230,494
Term Loan, 4.50%, Maturing July 31, 2024	EUR	6,759	8,076,234
EWT Holdings III Corp.
Term Loan, 5.05%, Maturing January 15, 2021		12,602	12,665,392
Term Loan, 5.80%, Maturing January 15, 2021		6,550	6,582,969
Filtration Group Corporation
Term Loan, 4.26%, Maturing November 21, 2020		15,675	15,810,291
Gardner Denver, Inc.
Term Loan, 4.55%, Maturing July 30, 2020		41,151	41,413,372
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,332	7,559,704
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	9,651	11,535,820
Term Loan, 4.55%, Maturing April 1, 2024		34,704	34,950,822
Harsco Corporation
Term Loan, 6.25%, Maturing November 2, 2023		6,070	6,192,790
Husky Injection Molding Systems Ltd.
Term Loan, 4.48%, Maturing June 30, 2021		23,755	23,964,505
Milacron, LLC
Term Loan, 4.23%, Maturing September 28, 2023		31,442	31,677,815
Paladin Brands Holding, Inc.
Term Loan, 7.30%, Maturing August 16, 2019		15,772	15,771,597
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	15,300	18,430,521
Rexnord, LLC
Term Loan, 4.05%, Maturing August 21, 2023		42,124	42,382,619
Signode Industrial Group US, Inc.
Term Loan, 4.01%, Maturing May 4, 2021		7,709	7,776,129
STS Operating, Inc.
Term Loan, 4.98%, Maturing February 12, 2021		5,466	5,479,459
Tank Holding Corp.
Term Loan, 5.55%, Maturing March 16, 2022		8,518	8,553,670

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Terex Corporation
Term Loan, 3.73%, Maturing January 31, 2024	2,993	$3,014,321
WP Deluxe Merger Sub, Inc.
Term Loan, Maturing July 19, 2024(4)	351	352,639
Term Loan, Maturing July 19, 2024(4)	2,699	2,712,611

		$390,007,474

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.56%, Maturing August 12, 2022	20,570	$20,680,207
AmWINS Group, Inc.
Term Loan, 4.17%, Maturing January 25, 2024	28,955	29,075,153
AssuredPartners, Inc.
Term Loan, 4.73%, Maturing October 21, 2022	24,534	24,623,330
Asurion, LLC
Term Loan, 4.48%, Maturing August 4, 2022	29,415	29,571,777
Term Loan, 4.23%, Maturing November 3, 2023	33,995	34,280,486
Term Loan - Second Lien, 8.73%, Maturing March 3, 2021	19,275	19,329,221
Cunningham Lindsey U.S., Inc.
Term Loan, 5.05%, Maturing December 10, 2019	15,924	14,517,485
Term Loan - Second Lien, 9.30%, Maturing June 10, 2020(3)	4,700	3,886,900
Hub International Limited
Term Loan, 4.42%, Maturing October 2, 2020	45,671	46,067,450
NFP Corp.
Term Loan, 4.80%, Maturing January 8, 2024	15,347	15,469,957
USI, Inc.
Term Loan, 4.18%, Maturing May 16, 2024	25,000	24,966,150

		$262,468,116

Leisure Goods/Activities/Movies — 3.0%
AMC Entertainment, Inc.
Term Loan, 3.48%, Maturing December 15, 2023	10,126	$10,164,139
Ancestry.com Operations, Inc.
Term Loan, 4.48%, Maturing October 19, 2023	33,784	34,158,547
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, Maturing June 30, 2023	44,327	44,691,354
Bright Horizons Family Solutions, Inc.
Term Loan, 3.48%, Maturing November 7, 2023	10,598	10,688,969
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.30%, Maturing July 8, 2022	18,199	18,320,754
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing February 1, 2024	13,625	13,677,988
Emerald Expositions Holding, Inc.
Term Loan, 4.30%, Maturing May 22, 2024	12,775	12,982,594
Lindblad Expeditions, Inc.
Term Loan, 5.95%, Maturing May 8, 2021	280	282,100
Term Loan, 5.95%, Maturing May 8, 2021	2,170	2,186,275
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	42,955	43,243,481
Match Group, Inc.
Term Loan, 4.47%, Maturing November 16, 2022	5,797	5,840,352
Nord Anglia Education Finance, LLC
Term Loan, 4.70%, Maturing March 31, 2021	19,630	19,662,240

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.30%, Maturing March 31, 2024		17,478	$17,552,510
SRAM, LLC
Term Loan, 4.79%, Maturing March 15, 2024		27,773	27,981,503
Steinway Musical Instruments, Inc.
Term Loan, 5.06%, Maturing September 19, 2019		8,177	7,931,870
UFC Holdings, LLC
Term Loan, 4.48%, Maturing August 18, 2023		15,682	15,789,310
WMG Acquisition Corp.
Term Loan, 3.73%, Maturing November 1, 2023		12,400	12,467,816

			$297,621,802

Lodging and Casinos — 2.9%
Amaya Holdings B.V.
Term Loan, 4.80%, Maturing August 1, 2021		44,881	$45,142,421
Term Loan - Second Lien, 8.30%, Maturing August 1, 2022		5,828	5,902,168
Boyd Gaming Corporation
Term Loan, 3.69%, Maturing September 15, 2023		13,169	13,241,255
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2018(6)		1,787	1,759,389
Term Loan, Maturing March 31, 2024(4)		900	903,937
Caesars Growth Properties Holdings, LLC
Term Loan, 4.23%, Maturing May 8, 2021		2,494	2,514,323
CityCenter Holdings, LLC
Term Loan, 3.73%, Maturing April 18, 2024		22,100	22,210,500
Cyan Blue Holdco 3 Limited
Term Loan, Maturing July 26, 2024(4)		3,150	3,169,687
Eldorado Resorts, LLC
Term Loan, 3.56%, Maturing April 17, 2024		17,531	17,527,416
ESH Hospitality, Inc.
Term Loan, 3.73%, Maturing August 30, 2023		28,141	28,317,382
Four Seasons Hotels Limited
Term Loan, 3.73%, Maturing November 30, 2023		9,254	9,335,430
Gateway Casinos & Entertainment Limited
Term Loan, 5.05%, Maturing February 22, 2023		4,150	4,188,043
Golden Nugget, Inc.
Term Loan, 4.68%, Maturing November 21, 2019		2,718	2,750,520
Term Loan, 4.71%, Maturing November 21, 2019		6,343	6,417,879
Hilton Worldwide Finance, LLC
Term Loan, 3.23%, Maturing October 25, 2023		54,994	55,296,587
La Quinta Intermediate Holdings, LLC
Term Loan, 4.05%, Maturing April 14, 2021		15,407	15,539,497
Las Vegas Sands, LLC
Term Loan, 3.23%, Maturing March 29, 2024		4,669	4,694,030
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.48%, Maturing April 25, 2023		29,403	29,555,674
Playa Resorts Holding B.V.
Term Loan, 4.32%, Maturing April 5, 2024		11,550	11,623,631
Richmond UK Bidco Limited
Term Loan, 4.50%, Maturing March 3, 2024	GBP	3,000	4,016,957

			$284,106,726

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.9%
Dynacast International, LLC
Term Loan, 4.55%, Maturing January 28, 2022	14,988	$15,100,736
Fairmount Santrol, Inc.
Term Loan, 4.80%, Maturing September 5, 2019	36,015	33,959,218
Murray Energy Corporation
Term Loan, 8.55%, Maturing April 16, 2020	22,329	21,820,110
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	191	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)	3,223	530,432
Oxbow Carbon, LLC
Term Loan, 4.73%, Maturing January 19, 2020	7,530	7,623,809
Term Loan - Second Lien, 8.23%, Maturing January 17, 2020	12,825	12,905,156
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	2,382	893,943

		$92,833,404

Oil and Gas — 2.9%
Ameriforge Group, Inc.
Term Loan, 14.30%, (9.30% Cash, 5.00% PIK), Maturing June 8, 2022	22,247	$23,128,097
BCP Raptor, LLC
Term Loan, 5.51%, Maturing June 24, 2024	8,000	7,970,000
Bronco Midstream Funding, LLC
Term Loan, 5.17%, Maturing August 15, 2020	24,894	25,158,934
CITGO Holding, Inc.
Term Loan, 9.80%, Maturing May 12, 2018	9,872	9,968,784
CITGO Petroleum Corporation
Revolving Loan, 0.52%, Maturing July 23, 2019(2)	12,500	12,230,000
Term Loan, 4.80%, Maturing July 29, 2021	15,803	15,885,428
Crestwood Holdings, LLC
Term Loan, 9.23%, Maturing June 19, 2019	7,421	7,334,765
Energy Transfer Equity L.P.
Term Loan, 3.97%, Maturing February 2, 2024	3,550	3,567,381
Fieldwood Energy, LLC
Term Loan, 4.17%, Maturing September 28, 2018	18,035	17,369,847
Term Loan, 8.30%, Maturing August 31, 2020	7,471	7,134,537
Term Loan, 8.42%, Maturing September 30, 2020	9,874	7,960,610
Term Loan - Second Lien, 8.42%, Maturing September 30, 2020	13,852	8,242,228
Floatel International Ltd.
Term Loan, 6.30%, Maturing June 27, 2020	1,597	1,197,860
MEG Energy Corp.
Term Loan, 4.73%, Maturing December 31, 2023	52,558	52,379,715
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)	235	0
Term Loan, 7.30%, Maturing July 18, 2022	1,434	1,254,775
Seadrill Partners Finco, LLC
Term Loan, 4.30%, Maturing February 21, 2021	30,866	21,220,371
Sheridan Investment Partners II L.P.
Term Loan, 4.71%, Maturing December 16, 2020	950	801,410
Term Loan, 4.71%, Maturing December 16, 2020	2,547	2,148,868
Term Loan, 4.71%, Maturing December 16, 2020	18,308	15,447,570

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sheridan Production Partners I, LLC
Term Loan, 4.73%, Maturing October 1, 2019	1,797	$1,550,300
Term Loan, 4.73%, Maturing October 1, 2019	2,943	2,538,122
Term Loan, 4.73%, Maturing October 1, 2019	22,208	19,154,450
Southcross Energy Partners L.P.
Term Loan, 5.55%, Maturing August 4, 2021	7,782	6,954,779
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,214	1,086,713
Ultra Resources, Inc.
Term Loan, 4.22%, Maturing April 12, 2024	13,200	13,200,000

		$284,885,544

Publishing — 1.2%
Ascend Learning, LLC
Term Loan, 4.53%, Maturing July 12, 2024	12,550	$12,631,575
Getty Images, Inc.
Term Loan, 4.80%, Maturing October 18, 2019	54,568	50,782,635
Harland Clarke Holdings Corp.
Term Loan, 7.30%, Maturing December 31, 2021	5,104	5,146,147
Term Loan, 6.80%, Maturing February 9, 2022	7,090	7,118,465
LSC Communications, Inc.
Term Loan, 7.23%, Maturing September 30, 2022	9,750	9,847,500
Merrill Communications, LLC
Term Loan, 6.56%, Maturing June 1, 2022	7,614	7,647,166
ProQuest, LLC
Term Loan, 5.48%, Maturing October 24, 2021	11,301	11,390,771
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.80%, Maturing August 14, 2020	10,277	10,329,384
Tweddle Group, Inc.
Term Loan, 7.31%, Maturing October 24, 2022	8,556	8,619,792

		$123,513,435

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.80%, Maturing July 31, 2020	8,591	$7,989,426
AP NMT Acquisition B.V.
Term Loan, 7.05%, Maturing August 13, 2021	6,637	6,211,416
CBS Radio, Inc.
Term Loan, 4.73%, Maturing October 17, 2023	11,551	11,643,019
Term Loan, Maturing October 17, 2023(4)	5,200	5,258,500
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, Maturing December 23, 2020	69,871	56,438,510
Entercom Radio, LLC
Term Loan, 4.71%, Maturing November 1, 2023	17,769	17,866,373
Entravision Communications Corporation
Term Loan, 3.80%, Maturing May 31, 2020	14,483	14,523,443
Gray Television, Inc.
Term Loan, 3.72%, Maturing February 7, 2024	3,856	3,886,470
Hubbard Radio, LLC
Term Loan, 4.49%, Maturing May 27, 2022	6,862	6,895,975
iHeartCommunications, Inc.
Term Loan, 7.98%, Maturing January 30, 2019	33,740	27,540,088
Term Loan, 8.73%, Maturing July 30, 2019	5,384	4,344,049

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Mission Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	2,928	$2,950,590
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	23,956	24,143,021
Radio Systems Corporation
Term Loan, 4.73%, Maturing May 2, 2024	4,750	4,797,500
Raycom TV Broadcasting, LLC
Term Loan, 4.23%, Maturing August 4, 2021	5,500	5,492,706
Sinclair Television Group, Inc.
Term Loan, 3.49%, Maturing January 3, 2024	14,403	14,441,569
Univision Communications, Inc.
Term Loan, 3.98%, Maturing March 15, 2024	68,341	68,141,423

		$282,564,078

Retailers (Except Food and Drug) — 3.4%
Ascena Retail Group, Inc.
Term Loan, 5.75%, Maturing August 21, 2022	12,759	$10,653,994
Bass Pro Group, LLC
Term Loan, 6.05%, Maturing June 9, 2018	4,275	4,299,047
Term Loan, 6.30%, Maturing December 16, 2023	12,700	12,385,904
BJ’s Wholesale Club, Inc.
Term Loan, 4.97%, Maturing February 3, 2024	10,025	9,836,908
CDW, LLC
Term Loan, 3.30%, Maturing August 17, 2023	21,199	21,345,681
Coinamatic Canada, Inc.
Term Loan, 4.48%, Maturing May 14, 2022	273	273,793
David’s Bridal, Inc.
Term Loan, 5.30%, Maturing October 11, 2019	24,059	17,983,886
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, Maturing July 9, 2019	24,236	22,902,680
Harbor Freight Tools USA, Inc.
Term Loan, 4.48%, Maturing August 18, 2023	22,042	22,121,908
J. Crew Group, Inc.
Term Loan, 4.31%, Maturing March 5, 2021	26,497	14,432,373
LSF9 Atlantis Holdings, LLC
Term Loan, 7.23%, Maturing May 1, 2023	11,175	11,339,138
Men’s Wearhouse, Inc. (The)
Term Loan, 4.72%, Maturing June 18, 2021	8,936	8,697,289
Michaels Stores, Inc.
Term Loan, 3.98%, Maturing January 30, 2023	29,071	29,125,435
Neiman Marcus Group Ltd., LLC
Term Loan, 4.47%, Maturing October 25, 2020	23,684	17,723,368
Party City Holdings, Inc.
Term Loan, 4.32%, Maturing August 19, 2022	24,540	24,633,961
PetSmart, Inc.
Term Loan, 4.23%, Maturing March 11, 2022	47,932	45,567,850
PFS Holding Corporation
Term Loan, 4.74%, Maturing January 31, 2021	10,110	9,617,494
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.80%, Maturing April 30, 2021	9,579	9,255,467
Rent-A-Center, Inc.
Term Loan, 4.24%, Maturing March 19, 2021	1,648	1,622,206

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.23%, Maturing August 21, 2019		30,925	$28,914,727
Vivid Seats Ltd.
Term Loan, 5.30%, Maturing June 30, 2024		11,675	11,747,969

			$334,481,078

Steel — 0.5%
Atkore International, Inc.
Term Loan, 4.30%, Maturing December 22, 2023		4,005	$4,038,668
Neenah Foundry Company
Term Loan, 7.78%, Maturing April 26, 2019		12,028	11,938,056
Zekelman Industries, Inc.
Term Loan, 4.79%, Maturing June 14, 2021		30,506	30,791,571

			$46,768,295

Surface Transport — 0.5%
Avis Budget Car Rental, LLC
Term Loan, 3.30%, Maturing March 15, 2022		5,788	$5,776,139
Hertz Corporation (The)
Term Loan, 3.99%, Maturing June 30, 2023		10,643	10,635,018
Kenan Advantage Group, Inc.
Term Loan, 4.23%, Maturing July 31, 2022		1,403	1,405,760
Term Loan, 4.23%, Maturing July 31, 2022		4,614	4,622,655
PODS, LLC
Term Loan, 4.47%, Maturing February 2, 2022		3,631	3,655,200
Stena International S.a.r.l.
Term Loan, 4.30%, Maturing March 3, 2021		25,770	23,064,525

			$49,159,297

Telecommunications — 4.6%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025		57,500	$56,803,732
Colorado Buyer, Inc.
Term Loan, 4.17%, Maturing May 1, 2024		13,025	13,166,100
Consolidated Communications, Inc.
Term Loan, 4.24%, Maturing October 4, 2023		14,667	14,711,308
Digicel International Finance Limited
Term Loan, 4.94%, Maturing May 28, 2024		8,600	8,694,067
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing April 19, 2024	EUR	20,950	24,952,175
Frontier Communications Corp.
Term Loan, 4.98%, Maturing June 15, 2024		21,750	20,967,000
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, Maturing January 6, 2023		12,198	11,900,948
Intelsat Jackson Holdings S.A.
Term Loan, 4.00%, Maturing June 30, 2019		66,259	66,113,693
IPC Corp.
Term Loan, 5.82%, Maturing August 6, 2021		21,872	21,215,416
Level 3 Financing, Inc.
Term Loan, 3.48%, Maturing February 22, 2024		31,025	31,189,836
Onvoy, LLC
Term Loan, 5.80%, Maturing February 10, 2024		12,992	13,046,577

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SBA Senior Finance II, LLC
Term Loan, 3.49%, Maturing March 24, 2021	12,084	$12,154,413
Term Loan, 3.49%, Maturing June 10, 2022	21,325	21,439,884
Sprint Communications, Inc.
Term Loan, 3.75%, Maturing February 2, 2024	51,820	52,041,449
Syniverse Holdings, Inc.
Term Loan, 4.30%, Maturing April 23, 2019	30,871	29,620,448
Term Loan, 4.31%, Maturing April 23, 2019	9,827	9,428,842
Telesat Canada
Term Loan, 4.30%, Maturing November 17, 2023	49,532	50,027,290

		$457,473,178

Utilities — 2.1%
AES Corporation
Term Loan, 3.19%, Maturing May 24, 2022	3,566	$3,565,321
Calpine Construction Finance Company L.P.
Term Loan, 3.49%, Maturing May 3, 2020	4,159	4,167,777
Term Loan, 3.74%, Maturing January 31, 2022	10	9,632
Calpine Corporation
Term Loan, 2.99%, Maturing November 30, 2017	4,155	4,164,068
Term Loan, 2.99%, Maturing December 31, 2019	4,888	4,898,058
Term Loan, 4.05%, Maturing January 15, 2024	47,862	48,086,857
Dayton Power & Light Company (The)
Term Loan, 4.49%, Maturing August 24, 2022	5,522	5,613,643
Dynegy, Inc.
Term Loan, 4.48%, Maturing February 7, 2024	4,988	5,013,231
Granite Acquisition, Inc.
Term Loan, 5.30%, Maturing December 19, 2021	1,707	1,724,899
Term Loan, 5.30%, Maturing December 19, 2021	37,839	38,237,992
Helix Gen Funding, LLC
Term Loan, 4.96%, Maturing June 2, 2024	9,080	9,187,674
Invenergy Thermal Operating I, LLC
Term Loan, 6.80%, Maturing October 19, 2022	2,235	2,151,600
Lightstone Generation, LLC
Term Loan, 5.73%, Maturing January 30, 2024	1,899	1,883,061
Term Loan, 5.73%, Maturing January 30, 2024	30,483	30,220,773
Lonestar Generation, LLC
Term Loan, 5.45%, Maturing February 22, 2021	18,111	15,032,135
Longview Power, LLC
Term Loan, 7.24%, Maturing April 13, 2021	3,577	2,021,005
Talen Energy Supply, LLC
Term Loan, 5.23%, Maturing July 15, 2023	4,489	4,358,298
Term Loan, 5.23%, Maturing April 15, 2024	8,076	7,813,240
TPF II Power, LLC
Term Loan, 5.23%, Maturing October 2, 2023	17,115	17,250,162

		$205,399,426

Total Senior Floating-Rate Loans (identified cost $8,973,315,194)		$8,898,627,149

Corporate Bonds & Notes — 3.9%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.875%, 4/15/24(7)(8)	EUR	6,000	$7,043,849

			$7,043,849

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,636,781
PQ Corp.
6.75%, 11/15/22(7)		4,000	4,342,080

			$19,978,861

Containers and Glass Products — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		44,500	$45,501,250
4.804%, 7/15/21(7)(8)		9,925	10,160,719

			$55,661,969

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(7)		11,092	$11,729,790
7.00%, 3/15/24(7)		14,419	15,392,283

			$27,122,073

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(7)		13,000	$14,300,000

			$14,300,000

Entertainment — 0.1%
Vue International Bidco PLC
4.919%, 7/15/20(7)(8)	EUR	8,625	$10,299,618

			$10,299,618

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
7.125%, 9/1/18(7)		2,325	$2,455,309

			$2,455,309

Food Products — 0.2%
Iceland Bondco PLC
4.545%, 7/15/20(7)(8)	GBP	7,113	$9,432,322
6.25%, 7/15/21(7)	GBP	7,000	9,639,869

			$19,072,191

Health Care — 0.7%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$7,575,000
6.25%, 3/31/23		16,650	17,107,875
HCA, Inc.
4.75%, 5/1/23		9,766	10,303,130

Security	Principal Amount* (000’s omitted)		Value
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)		13,800	$14,904,000
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,421,875
4.375%, 10/1/21		9,700	9,918,250

			$73,230,130

Insurance — 0.0%(9)
Galaxy Bidco, Ltd.
5.315%, 11/15/19(7)(8)	GBP	2,500	$3,323,240

			$3,323,240

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,518,125

			$8,518,125

Lodging and Casinos — 0.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		24,836	$32,286,347
9.00%, 2/15/20(6)		6,073	7,910,689
9.00%, 2/15/20(6)		14,729	19,184,221

			$59,381,257

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		6,300	$6,552,000

			$6,552,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		11,500	$11,758,750

			$11,758,750

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,296,383
Univision Communications, Inc.
6.75%, 9/15/22(7)		8,140	8,475,775
5.125%, 2/15/25(7)		5,500	5,527,500

			$21,299,658

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)		12,550	$10,322,375

			$10,322,375

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.921%, 4/30/19(7)(8)	EUR	5,005	$6,011,129
6.50%, 4/30/20(7)		7,375	7,633,125

			$13,644,254

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)	3,000	$3,105,000
5.875%, 1/15/24(7)	5,000	5,175,000
5.25%, 6/1/26(7)	10,925	10,761,125

		$19,041,125

Total Corporate Bonds & Notes (identified cost $370,124,535)		$383,004,784

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.804%, 4/15/25(7)(8)	$4,000	$3,999,596
Series 2013-14A, Class E, 5.704%, 4/15/25(7)(8)	3,500	3,368,683
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.204%, 10/17/24(7)(8)	3,000	3,014,901
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.554%, 7/17/25(7)(8)	3,330	3,180,363
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.404%, 7/15/26(7)(8)	3,500	3,324,045
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7/15/30(7)(10)	3,250	3,190,249
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 5.082%, 8/15/25(7)(8)	925	867,897
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.307%, 10/20/27(7)(8)	3,000	3,051,154
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 7.353%, 4/25/29(7)(8)	1,500	1,486,307
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.672%, 11/20/27(7)(8)	900	917,885
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.807%, 4/20/25(7)(8)	6,950	6,952,036
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.454%, 7/15/29(7)(8)	2,000	2,012,378
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.057%, 7/20/30(7)(8)	3,000	2,923,800

Total Asset-Backed Securities (identified cost $37,435,677)		$38,289,294

Common Stocks — 1.3%

Security	Shares	Value
Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(11)(12)(13)	2,577	$38,213,747

		$38,213,747

Security	Shares	Value
Automotive — 0.0%(9)
Dayco Products, LLC(3)(11)(13)	88,506	$2,787,939

		$2,787,939

Business Equipment and Services — 0.1%
Education Management Corp.(3)(11)(13)	65,471,595	$0
RCS Capital Corp.(11)(13)	421,149	7,159,533

		$7,159,533

Electronics/Electrical — 0.1%
Answers Corp.(11)(13)	906,100	$13,704,763

		$13,704,763

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(11)(13)	421,318	$789,971

		$789,971

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(13)	2,830	$0

		$0

Oil and Gas — 0.5%
Ameriforge Group, Inc.(3)(11)(13)	977,278	$34,204,730
Paragon Offshore Finance Company, Class A(11)(13)	42,177	43,582
Paragon Offshore Finance Company, Class B(11)(13)	21,089	435,840
Paragon Offshore, Ltd.(11)(13)	42,177	632,655
Samson Resources II, LLC, Class A(11)(13)	435,055	10,296,316
Southcross Holdings Group, LLC(3)(11)(13)	1,281	0
Southcross Holdings L.P., Class A(11)(13)	1,281	928,725

		$46,541,848

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)	28,605	$14,889,760
MediaNews Group, Inc.(3)(11)(13)	162,730	5,698,803

		$20,588,563

Total Common Stocks (identified cost $69,186,197)		$129,786,364

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Short-Term Investments — 5.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(14)	530,685,090	$530,791,227

Total Short-Term Investments (identified cost $530,836,065)		$530,791,227

Value
Total Investments — 101.1% (identified cost $9,986,039,248)	$9,980,498,818

Less Unfunded Loan Commitments — (0.3)%	$(28,860,772)

Net Investments — 100.8% (identified cost $9,957,178,476)	$9,951,638,046

Other Assets, Less Liabilities — (0.8)%	$(80,571,764)

Net Assets — 100.0%	$9,871,066,282

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $226,634,152 or 2.3% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(9)	Amount is less than 0.05%.

(10)	When-issued, variable rate security whose rate will be determined after July 31, 2017.

(11)	Non-income producing security.

(12)	Affiliated company.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $5,537,657.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	12,200,000	USD	9,694,250	State Street Bank and Trust Company	8/31/17	$95,681	$—
USD	16,491,475	CAD	22,171,469	HSBC Bank USA, N.A.	8/31/17	—	(1,300,095)
USD	10,998,464	EUR	9,415,188	State Street Bank and Trust Company	8/31/17	—	(163,942)
USD	117,436,333	EUR	104,244,226	State Street Bank and Trust Company	8/31/17	—	(6,152,963)
USD	124,960,923	EUR	109,237,305	HSBC Bank USA, N.A.	9/29/17	—	(4,758,148)
USD	25,820,753	GBP	19,919,885	Goldman Sachs International	9/29/17	—	(513,143)
USD	134,893,034	EUR	114,895,868	Goldman Sachs International	10/31/17	—	(1,775,181)
USD	24,849,394	GBP	18,953,435	State Street Bank and Trust Company	10/31/17	—	(232,213)

						$95,681	$(14,895,685)

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,958,360,204

Gross unrealized appreciation	$177,594,833
Gross unrealized depreciation	(184,316,991)

Net unrealized depreciation	$(6,722,158)

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $95,681 and $14,895,685, respectively.

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended July 31, 2017 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
IAP Global Services, LLC	2,577	—	—	2,577	$38,213,747	$—	$—	$8,164,726

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,847,865,470	$21,900,907	$8,869,766,377
Corporate Bonds & Notes	—	383,004,784	—	383,004,784
Asset-Backed Securities	—	38,289,294	—	38,289,294
Common Stocks	—	33,991,385	95,794,979	129,786,364
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	530,791,227	—	530,791,227
Total Investments	$—	$9,833,942,160	$117,695,886	$9,951,638,046
Forward Foreign Currency Exchange Contracts	$—	$95,681	$—	$95,681
Total	$—	$9,834,037,841	$117,695,886	$9,951,733,727

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(14,895,685)	$—	$(14,895,685)
Total	$—	$(14,895,685)	$—	$(14,895,685)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017